Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of reconciliation of changes in right-of-use assets

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2023	89,369	193	89,561
Additions	141	20	161
As of June 30, 2024	89,510	213	89,722

Accumulated Depreciation and Impairment
As of July 1, 2023	34,673	92	34,765
Depreciation Charge of the year	9,446	43	9,489
As of June 30, 2024	44,119	135	44,254

Carrying Amount
As of July 1, 2023	54,696	101	54,797
As of June 30, 2024	45,390	78	45,468

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2024	89,510	213	89,722
Additions	3,935	1,068	5,003
Additions through business combination	158,254	8,177	166,431
Currency Translation	(1,289)	(28)	(1,317)
As of June 30, 2025	250,411	9,431	259,841

Accumulated Depreciation and Impairment
As of July 1, 2024	44,119	135	44,254
Additions	13,658	798	14,456
As of June 30, 2025	57,777	933	58,710

Carrying Amount
As of July 1, 2024	45,390	78	45,468
As of June 30, 2025	192,633	8,498	201,130